ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued Payroll and related benefits	$ 80,739	$ 83,163	$ 82,058
Accrued Expenses	329,003	307,277	404,359
Accrued Other Taxes	1,488,500	1,460,481	1,033,408
Customer Deposits			76,750
Other	25,216	15,202	16,257
Total accrued expenses and other current liabilities	$ 1,923,458	$ 1,866,123	$ 1,612,833